LONG-TERM INVESTMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENT

NOTE 8: LONG-TERM INVESTMENT

The Company’s long-term investment is as follows:

	June 30, 2021	December 31, 2020

Equity Security – Compulsorily Convertible Debenture	$-	$40,603

The investment the Company had in a 1% Compulsorily Convertible Debenture for the period of seven years were neither to be redeemed by the issuing entity nor are redeemable at the option of the investor, therefore this has been considered an equity security. The Company had elected to measure the equity security at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The debenture was between TRAQ Pvt Ltd. and Mimo and was forgiven/written-off prior to the acquisition of Mimo on February 16, 2021.

In addition there was an investment acquired in the acquisition of Rohuma US for $1,440.

NOTE 7: LONG-TERM INVESTMENT

The Company’s long-term investment is as follows:

	December 31, 2020	December 31, 2019

Equity Security – Compulsorily Convertible Debenture	$40,603	$41,617

The investment the Company has in a 1% Compulsorily Convertible Debenture for the period of seven years are neither to be redeemed by the issuing entity nor are redeemable at the option of the investor, therefore this has been considered an equity security. The Company has elected to measure the equity security at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.